BORROWINGS (Long-Term Borrowings) (Details) - USD ($)				12 Months Ended
	Apr. 15, 2019	Nov. 01, 2018	Jun. 25, 2018	Dec. 31, 2019	Mar. 25, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument
Long-term bank borrowings				$ 201,066,923
Bank of China [Member]
Debt Instrument
Maximum borrowing amount of credit facility	$ 57,400,000
Interest rate spread over rate issued by People's Bank of China	10.00%
Amount repaid				700,000
Long-term bank borrowings				56,700,000
Facility available for future draw down				$ 0
Term of the facility	5 years	3 years
Threshold maximum asset-liability ratio (as a percent)				70.00%
Bank of China [Member] | Land use rights
Debt Instrument
Assets pledged as collateral	$ 6,600,000
Bank of China [Member] | Machine and equipment
Debt Instrument
Assets pledged as collateral	$ 98,000,000
Bank of China [Member] | Facility one
Debt Instrument
Amount repaid				$ 1,400,000
Long-term bank borrowings				48,800,000
Chongqing Rural Commercial Bank [Member] | Facility one
Debt Instrument
Maximum borrowing amount of credit facility				$ 96,100,000
Interest rate spread over rate issued by People's Bank of China				20.00%
Facility available for future draw down				$ 0
Chongqing Rural Commercial Bank [Member] | Facility one | Land use rights
Debt Instrument
Assets pledged as collateral			$ 17,200,000
Chongqing Rural Commercial Bank [Member] | Facility one | Buildings and plant [Member]
Debt Instrument
Assets pledged as collateral			270,800,000
Chongqing Rural Commercial Bank [Member] | Facility one | Machine and equipment
Debt Instrument
Assets pledged as collateral			$ 190,700,000
Chongqing Rural Commercial Bank [Member] | Facility two
Debt Instrument
Maximum borrowing amount of credit facility				$ 76,800,000
Interest rate spread over rate issued by People's Bank of China				20.00%
Long-term bank borrowings				$ 68,200,000
Facility available for future draw down				0
Shihezi Rural Cooperative Bank [Member] | Facility one
Debt Instrument
Maximum borrowing amount of credit facility		$ 29,000,000
Amount repaid				$ 29,000,000
Fixed interest rate		6.20%
Weighted average interest rate				6.20%
Proceeds from Lines of Credit				$ 0
Facility available for future draw down				0
Shihezi Rural Cooperative Bank [Member] | Facility two
Debt Instrument
Amount repaid				$ 1,400,000
Fixed interest rate				6.20%	6.20%
Proceeds from Lines of Credit				$ 27,300,000
Facility available for future draw down				$ 28,700,000
Line of Credit [Member]
Debt Instrument
Weighted average interest rate				5.70%		5.90%	5.90%
Long-term bank borrowings				$ 201,066,923		$ 137,383,010
Line of Credit [Member] | Bank of China [Member]
Debt Instrument
Long-term bank borrowings				56,729,900		0
Line of Credit [Member] | Chongqing Rural Commercial Bank [Member]
Debt Instrument
Long-term bank borrowings				117,049,223		119,937,410
Line of Credit [Member] | Shihezi Rural Cooperative Bank [Member]
Debt Instrument
Long-term bank borrowings				$ 27,287,800		$ 17,445,600